Related -Party Transactions - Additional Information (Detail) - USD ($)								1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 12, 2020	Sep. 30, 2020	Aug. 13, 2020	Jul. 02, 2020	Jun. 11, 2020	May 28, 2020	Apr. 17, 2020	Jul. 31, 2018	Jul. 31, 2018	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Receivable from Employees for purchase of Common Stock										$ 2,400,000	$ 2,400,000	$ 2,400,000		$ 2,700,000
Sponsor Note, face amount										908,700,000	$ 908,700,000	908,700,000		724,300,000
Proceeds from promissory note												218,800,000	$ 300,000	98,800,000	$ 596,800,000
Repayment of notes to affiliate												14,800,000		$ 13,400,000	560,200,000
GS Acquisition Holdings Corp II [Member]
Related Party Transaction [Line Items]
Description of founder shares rights											to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, and (iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation,merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.		to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, and (iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Founder shares be transferred, assigned or sold, last sale price of Class A common stock equals or exceeds											$ 12.00		$ 12.00
Proceeds from public offering deposited in the trust account										750,085,956	$ 750,085,956	750,085,956	$ 750,063,158			$ 0
Payment to affiliate of the Sponsor per month										10,000	10,000	10,000	10,000
Repayment of notes to affiliate													300,000
Related Party Transaction, Amounts of Transaction	$ 2,000,000
Warrant liabilities										21,194,049	21,194,049	21,194,049	23,676,615
Fair value, liability, recurring basis, still held, unrealized gain (loss)											$ 2,482,566
Transfer of membership interests to certain individuals											8,100,000
Working capital note										2,000,000	$ 2,000,000	2,000,000	0
Underwriting commission as a percentage of proceeds from initial public offer											2.00%
Payment of underwriting commission											$ 15,000,000
Deferred underwriting discount										$ 26,250,000	$ 26,250,000	$ 26,250,000	$ 26,250,000			$ 0
GS Acquisition Holdings Corp II [Member] | Director [Member]
Related Party Transaction [Line Items]
Transfer of membership interests to related parties			140,000
Private Placement [Member] | GS Acquisition Holdings Corp II [Member]
Related Party Transaction [Line Items]
Warrants purchased by sponsor										8,500,000	8,500,000	8,500,000	8,500,000
Warrant exercise price per share										$ 2.00	$ 2.00	$ 2.00	$ 2.00
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding										1,483,795	1,483,795	1,483,795		1,483,795
Common Class A [Member] | GS Acquisition Holdings Corp II [Member]
Related Party Transaction [Line Items]
Number of shares issued to director on appointment											75,000,000		75,000,000
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding										5,353,970	5,353,970	5,353,970		5,353,970
Common Class B [Member] | GS Acquisition Holdings Corp II [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, new issues					$ 50,000,000
Common stock, shares outstanding			18,750,000							18,750,000	18,750,000	18,750,000	18,750,000			20,125,000
Charterhouse Capital Partners L L P [Member]
Related Party Transaction [Line Items]
Maagement fees												$ 100,000
Payment for Professional fees and expense reimbursements												100,000		$ 300,000	$ 200,000
GSAM [Member] | GS Acquisition Holdings Corp II [Member]
Related Party Transaction [Line Items]
Founder Shares are subject to forfeiture		2,625,000							1,375,000		2,625,000
GSAM [Member] | Senior Notes [Member] | GS Acquisition Holdings Corp II [Member]
Related Party Transaction [Line Items]
Sponsor Note, face amount							$ 300,000
Proceeds from promissory note						$ 300,000
GSAM [Member] | Common Class B [Member] | GS Acquisition Holdings Corp II [Member]
Related Party Transaction [Line Items]
Number of shares issued to director on appointment								575	575
Stock issued during period, value, new issues									$ 5,000
Stock split ratio								1:5000	1:5000
Stock issued during period, Stock split		20,125,000			20,125,000		2,875,000				20,125,000
Sale of stock, number of shares issued in transaction									1,325,000
Percentage of founder shares		20.00%						20.00%	20.00%		20.00%
GS DC Sponsor I LLC [Member] | GS Acquisition Holdings Corp II [Member]
Related Party Transaction [Line Items]
Number of shares in each unit											1		1
Proceeds from public offering deposited in the trust account										$ 750,000,000	$ 750,000,000	$ 750,000,000	$ 750,000,000
GS DC Sponsor I LLC [Member] | Private Placement [Member] | GS Acquisition Holdings Corp II [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, new issues											$ 17,000,000		$ 17,000,000
Warrants purchased by sponsor										8,500,000	8,500,000	8,500,000	8,500,000
Share price										$ 2.00	$ 2.00	$ 2.00	$ 2.00
Warrant exercise price per share										$ 11.50	$ 11.50	11.50	$ 11.50
Sponsor [Member] | GS Acquisition Holdings Corp II [Member]
Related Party Transaction [Line Items]
Repayment of notes to affiliate				$ 300,000
Administrative Support Agreement [Member] | GS Acquisition Holdings Corp II [Member]
Related Party Transaction [Line Items]
Related party transaction expenses										$ 30,000	$ 60,000		$ 60,000
Goldman Sachs Asset Management [Member] | Common Class A [Member] | GS Acquisition Holdings Corp II [Member] | Subscription Agreement Member [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction											20,000,000
Sale of stock, consideration received on transaction											$ 200,000,000
Goldman Sachs Asset Management [Member] | Common Class A [Member] | GS Acquisition Holdings Corp II [Member] | Backstop Agreement [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction											12,500,000
Sale of stock, price per share										$ 10.00	$ 10.00	$ 10.00
Threshold amount for calculating cash shortfall										$ 1,310,000,000	$ 1,310,000,000	$ 1,310,000,000
Affiliate Of The Sponsor [Member] | GS Acquisition Holdings Corp II [Member]
Related Party Transaction [Line Items]
Payment of underwriting commission											11,250,000
Deferred underwriting discount										$ 19,687,500	$ 19,687,500	$ 19,687,500